Condensed Consolidating Financial Information - Schedule of Condensed Consolidating Statement of Operations and Comprehensive Income Information (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Income Statements Captions [Line Items]
Net revenues	$ 2,597,605	$ 2,830,174	$ 2,652,134	$ 2,717,566	$ 2,464,407	$ 2,521,837	$ 2,276,100	$ 2,215,925	$ 10,797,479	$ 9,478,269	$ 9,179,590
Equity in subsidiaries' earnings									0	0	0
Expenses
Casino and hotel operations									6,193,122	5,521,221	5,612,037
General and administrative									1,559,575	1,378,534	1,309,113
Corporate expense									356,872	312,705	274,480
NV Energy exit expense									(40,629)	139,335	0
Preopening and start-up expenses									118,475	140,075	71,327
Property transactions, net									50,279	17,078	1,503,942
Gain on Borgata transaction									0	(430,118)	0
Depreciation and amortization									993,480	849,527	819,883
Total expenses									9,231,174	7,928,357	9,590,782
Income (loss) from unconsolidated affiliates									146,222	528,287	258,354
Operating income (loss)	223,414	492,704	499,898	496,511	282,427	707,261	770,293	318,218	1,712,527	2,078,199	(152,838)
Interest expense, net of amounts capitalized									(668,745)	(694,773)	(797,579)
Other, net									(82,992)	(125,837)	(92,432)
Income (loss) before income taxes									960,790	1,257,589	(1,042,849)
Benefit (provision) for income taxes									1,127,394	(21,743)	5,405
Net income (loss)	1,418,993	175,744	240,873	252,574	70,882	555,766	515,736	93,462	2,088,184	1,235,846	(1,037,444)
Less: Net (income) loss attributable to noncontrolling interests									(136,132)	(135,438)	591,929
Net income (loss) attributable to MGM Resorts International	1,387,413	148,363	209,864	206,412	25,629	530,125	475,591	69,063	1,952,052	1,100,408	(445,515)
Net income (loss)	$ 1,418,993	$ 175,744	$ 240,873	$ 252,574	$ 70,882	$ 555,766	$ 515,736	$ 93,462	2,088,184	1,235,846	(1,037,444)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment									(43,188)	(2,680)	3,727
Unrealized gain on cash flow hedges									7,995	1,879	0
Other									0	0	(672)
Other comprehensive income (loss)									(35,193)	(801)	3,055
Comprehensive income (loss)									2,052,991	1,235,045	(1,034,389)
Less: Comprehensive (income) loss attributable to noncontrolling interests									(119,700)	(134,680)	589,905
Comprehensive income (loss) attributable to MGM Resorts International									1,933,291	1,100,365	(444,484)
Reportable Legal Entities [Member] | Parent [Member]
Condensed Income Statements Captions [Line Items]
Net revenues									0	0	0
Equity in subsidiaries' earnings									1,391,725	1,779,119	379,468
Expenses
Casino and hotel operations									10,784	9,063	6,717
General and administrative									8,742	6,834	4,959
Corporate expense									127,092	131,938	120,615
NV Energy exit expense									0	0	0
Preopening and start-up expenses									0	0	0
Property transactions, net									0	0	0
Gain on Borgata transaction									0	0	0
Depreciation and amortization									0	0	0
Total expenses									146,618	147,835	132,291
Income (loss) from unconsolidated affiliates									0	0	0
Operating income (loss)									1,245,107	1,631,284	247,177
Interest expense, net of amounts capitalized									(466,907)	(562,536)	(762,529)
Other, net									26,215	(7,864)	49,497
Income (loss) before income taxes									804,415	1,060,884	(465,855)
Benefit (provision) for income taxes									1,147,637	39,524	20,340
Net income (loss)									1,952,052	1,100,408	(445,515)
Less: Net (income) loss attributable to noncontrolling interests									0	0	0
Net income (loss) attributable to MGM Resorts International									1,952,052	1,100,408	(445,515)
Net income (loss)									1,952,052	1,100,408	(445,515)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment									(23,995)	(1,477)	1,703
Unrealized gain on cash flow hedges									5,234	1,434	0
Other									0	0	(672)
Other comprehensive income (loss)									(18,761)	(43)	1,031
Comprehensive income (loss)									1,933,291	1,100,365	(444,484)
Less: Comprehensive (income) loss attributable to noncontrolling interests									0	0	0
Comprehensive income (loss) attributable to MGM Resorts International									1,933,291	1,100,365	(444,484)
Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Condensed Income Statements Captions [Line Items]
Net revenues									7,649,990	7,050,893	6,560,919
Equity in subsidiaries' earnings									156,081	174,587	(566,332)
Expenses
Casino and hotel operations									4,262,212	4,027,602	3,936,461
General and administrative									1,180,989	1,137,027	1,038,062
Corporate expense									200,801	160,887	154,353
NV Energy exit expense									(40,629)	139,335	0
Preopening and start-up expenses									8,258	8,775	4,973
Property transactions, net									43,985	16,449	24,688
Gain on Borgata transaction									0	(430,118)	0
Depreciation and amortization									649,676	524,123	348,159
Total expenses									6,305,292	5,584,080	5,506,696
Income (loss) from unconsolidated affiliates									147,234	528,605	259,473
Operating income (loss)									1,648,013	2,170,005	747,364
Interest expense, net of amounts capitalized									(982)	(1,500)	(1,057)
Other, net									(402,602)	(324,141)	(84,958)
Income (loss) before income taxes									1,244,429	1,844,364	661,349
Benefit (provision) for income taxes									0	(22,579)	(7,125)
Net income (loss)									1,244,429	1,821,785	654,224
Less: Net (income) loss attributable to noncontrolling interests									0	0	0
Net income (loss) attributable to MGM Resorts International									1,244,429	1,821,785	654,224
Net income (loss)									1,244,429	1,821,785	654,224
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment									(23,995)	(1,477)	1,703
Unrealized gain on cash flow hedges									0	0	0
Other									0	0	(672)
Other comprehensive income (loss)									(23,995)	(1,477)	1,031
Comprehensive income (loss)									1,220,434	1,820,308	655,255
Less: Comprehensive (income) loss attributable to noncontrolling interests									0	0	0
Comprehensive income (loss) attributable to MGM Resorts International									1,220,434	1,820,308	655,255
Reportable Legal Entities [Member] | Non-Guarantor MGP Subsidiaries [Member]
Condensed Income Statements Captions [Line Items]
Net revenues									765,695	467,548	0
Equity in subsidiaries' earnings									0	0	0
Expenses
Casino and hotel operations									0	0	0
General and administrative									84,348	68,063	58,473
Corporate expense									34,085	20,360	0
NV Energy exit expense									0	0	0
Preopening and start-up expenses									0	0	0
Property transactions, net									34,022	4,684	6,665
Gain on Borgata transaction									0	0	0
Depreciation and amortization									260,455	220,667	196,816
Total expenses									412,910	313,774	261,954
Income (loss) from unconsolidated affiliates									0	0	0
Operating income (loss)									352,785	153,774	(261,954)
Interest expense, net of amounts capitalized									(184,175)	(115,438)	0
Other, net									2,286	(726)	0
Income (loss) before income taxes									170,896	37,610	(261,954)
Benefit (provision) for income taxes									(4,906)	(2,264)	0
Net income (loss)									165,990	35,346	(261,954)
Less: Net (income) loss attributable to noncontrolling interests									(41,775)	(29,938)	0
Net income (loss) attributable to MGM Resorts International									124,215	5,408	(261,954)
Net income (loss)									165,990	35,346	(261,954)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment									0	0	0
Unrealized gain on cash flow hedges									9,782	1,879	0
Other									0	0	0
Other comprehensive income (loss)									9,782	1,879	0
Comprehensive income (loss)									175,772	37,225	(261,954)
Less: Comprehensive (income) loss attributable to noncontrolling interests									(44,536)	(30,383)	0
Comprehensive income (loss) attributable to MGM Resorts International									131,236	6,842	(261,954)
Reportable Legal Entities [Member] | Non-Guarantor Other Subsidiaries [Member]
Condensed Income Statements Captions [Line Items]
Net revenues									3,151,304	2,430,795	2,621,568
Equity in subsidiaries' earnings									0	0	0
Expenses
Casino and hotel operations									1,923,942	1,487,975	1,671,756
General and administrative									369,844	214,839	207,619
Corporate expense									(515)	(194)	(488)
NV Energy exit expense									0	0	0
Preopening and start-up expenses									110,217	131,300	66,354
Property transactions, net									6,294	(246)	1,472,589
Gain on Borgata transaction									0	0	0
Depreciation and amortization									343,804	261,730	274,908
Total expenses									2,753,586	2,095,404	3,692,738
Income (loss) from unconsolidated affiliates									(1,012)	(318)	(1,119)
Operating income (loss)									396,706	335,073	(1,072,289)
Interest expense, net of amounts capitalized									(16,681)	(15,299)	(33,993)
Other, net									(142,997)	(93,145)	(56,971)
Income (loss) before income taxes									237,028	226,629	(1,163,253)
Benefit (provision) for income taxes									(15,337)	(36,424)	(7,810)
Net income (loss)									221,691	190,205	(1,171,063)
Less: Net (income) loss attributable to noncontrolling interests									(94,357)	(105,500)	591,929
Net income (loss) attributable to MGM Resorts International									127,334	84,705	(579,134)
Net income (loss)									221,691	190,205	(1,171,063)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment									(43,188)	(2,680)	3,727
Unrealized gain on cash flow hedges									0	0	0
Other									0	0	0
Other comprehensive income (loss)									(43,188)	(2,680)	3,727
Comprehensive income (loss)									178,503	187,525	(1,167,336)
Less: Comprehensive (income) loss attributable to noncontrolling interests									(75,164)	(104,297)	589,905
Comprehensive income (loss) attributable to MGM Resorts International									103,339	83,228	(577,431)
Elimination [Member]
Condensed Income Statements Captions [Line Items]
Net revenues									(769,510)	(470,967)	(2,897)
Equity in subsidiaries' earnings									(1,547,806)	(1,953,706)	186,864
Expenses
Casino and hotel operations									(3,816)	(3,419)	(2,897)
General and administrative									(84,348)	(48,229)	0
Corporate expense									(4,591)	(286)	0
NV Energy exit expense									0	0	0
Preopening and start-up expenses									0	0	0
Property transactions, net									(34,022)	(3,809)	0
Gain on Borgata transaction									0	0	0
Depreciation and amortization									(260,455)	(156,993)	0
Total expenses									(387,232)	(212,736)	(2,897)
Income (loss) from unconsolidated affiliates									0	0	0
Operating income (loss)									(1,930,084)	(2,211,937)	186,864
Interest expense, net of amounts capitalized									0	0	0
Other, net									434,106	300,039	0
Income (loss) before income taxes									(1,495,978)	(1,911,898)	186,864
Benefit (provision) for income taxes									0	0	0
Net income (loss)									(1,495,978)	(1,911,898)	186,864
Less: Net (income) loss attributable to noncontrolling interests									0	0	0
Net income (loss) attributable to MGM Resorts International									(1,495,978)	(1,911,898)	186,864
Net income (loss)									(1,495,978)	(1,911,898)	186,864
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment									47,990	2,954	(3,406)
Unrealized gain on cash flow hedges									(7,021)	(1,434)	0
Other									0	0	672
Other comprehensive income (loss)									40,969	1,520	(2,734)
Comprehensive income (loss)									(1,455,009)	(1,910,378)	184,130
Less: Comprehensive (income) loss attributable to noncontrolling interests									0	0	0
Comprehensive income (loss) attributable to MGM Resorts International									$ (1,455,009)	$ (1,910,378)	$ 184,130